Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 18:- SUBSEQUENT EVENT

Towards the end of December 2019, an outbreak of a novel strain of coronavirus (COVID-19) emerged at first in China and then (in February and March 2020) globally. The Company's operations and financial performance could be adversely affected to the extent that coronavirus or any other epidemic harms the global economy. The Company may also be adversely impacted in particular if a health epidemic or other outbreak occurs in one or more of the Company's markets and unfavorably affects certain of its customers and/or suppliers. Further, the Company's operations have experienced, and may further experience, disruptions, such as temporary closure of its offices or manufacturing facility, and/or those of its customers or suppliers, and suspension of services, which will materially affect the Company's business, financial condition and results of operations. The duration of the business disruption and related financial impact cannot be reasonably estimated at this time.